Cover	Jan. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 30, 2023
Entity File Number	000-09587
Entity Registrant Name	Electro-Sensors, Inc.
Entity Central Index Key	0000351789
Entity Tax Identification Number	41-0943459
Entity Incorporation State Country Code	MN
Entity Address Address Line 1	6111 Blue Circle Drive
Entity Address City Or Town	Minnetonka
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55343-9108
City Area Code	(952)
Local Phone Number	930-0100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security12b Title	Common Stock
Trading Symbol	ELSE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false